Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Accrual TDRs:
Balance at beginning of period		¥ 617,651	¥ 670,255
Additions (new accrual TDR status)	[1]	83,196	40,021
Transfers to other impaired loans (including nonaccrual TDRs)		(16,694)	(9,623)
Loans sold			(26)
Principal payments and other		(54,609)	(46,855)
Balance at end of period	[1]	629,544	653,772
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period		592,140	660,868
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	192,692	97,596
Charge-off		(20,679)	(28,410)
Transfers to accrual TDRs		(31,522)	(14,548)
Loans sold		(14,113)	(2,496)
Principal payments and other		(97,846)	(112,026)
Balance at end of period	[1]	620,672	600,984
Card [Member]
Accrual TDRs:
Balance at beginning of period		26,183
Balance at end of period		25,606
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		7,741	6,870
MUAH [Member]
Accrual TDRs:
Balance at beginning of period		33,155
Balance at end of period		38,127
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		7,904	9,809
Krungsri [Member]
Accrual TDRs:
Balance at beginning of period		26,851
Balance at end of period		34,213
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		918	538
Lease receivables excluded from accrual TDRs as impaired loans		5,037	3,642
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		228	50
Lease receivables excluded from other impaired loans		3,529	1,135
Additions of nonaccrual TDRs		4,478	6,499
Other [Member]
Accrual TDRs:
Balance at beginning of period
Balance at end of period		4,512
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		69
Lease receivables excluded from accrual TDRs as impaired loans		68
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans
Lease receivables excluded from other impaired loans
Additions of nonaccrual TDRs		¥ 478

[1]	For the six months ended September 30, 2018, lease receivables of ¥538 million and ¥50 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,642 million and ¥1,135 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018. For the six months ended September 30, 2019, lease receivables of ¥918 million and ¥228 million in the Krungsri segment, and ¥69 million and nil in the Other segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,037 million and ¥3,529 million in the Krungsri segment, and ¥68 million and nil in the Other segment are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2019.
[2]	Included in the additions of other impaired loans for the six months ended September 30, 2018 and 2019 are nonaccrual TDRs as follows: ¥6,870 million and ¥7,741 million—Card; ¥9,809 million and ¥7,904 million—MUFG Americas Holdings; ¥6,499 million and ¥4,478 million—Krungsri; and nil and ¥478 million—Other, respectively.